ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
7.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable amounting to $277,519 as at December 31, 2016, primarily represents accrual for software development fee amounting to $226,906, accrual for marketing services amounting to $13,650, and other accruals for professional services. (2015: Accrual for advisory and consultancy fee amounting to $336,111, accrual for software development fee amounting to $95,318, accrual for marketing services amounting to $28,500, accrual for rent amounting to $9,000 and other accruals for professional services).